Consolidated Statements of Comprehensive Loss (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements of Comprehensive Loss [Abstract]
Net loss	$ (1,512)	$ (5,385)
Other comprehensive (loss) income, net of tax:
Unrealized holding (losses) gains arising during the year	(53)	731
Impairment loss recognized in income	0	307
Reclassification adjustments from losses realized in net loss from discontinued operations	0	202
Reclassification adjustment for gains realized in income	(5)	(51)
Tax effect	20	(404)
Other comprehensive (loss) income	(38)	785
Comprehensive loss	$ (1,550)	$ (4,600)